Investment Securities - Additional Information on Securities in a Continuous Loss Position (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($) Security
Schedule of Available-for-sale Securities
Number of debt securities with unrealized losses | Security	544	397
Debt securities with unrealized losses (percentage of amortized cost)	1.52%	1.79%
Number of securities | Security	210	31
Amortized cost basis	$ 1,363,559	$ 116,886
Unrealized loss	$ 36,744	$ 3,164
Fannie Mae, Freddie Mac, or Ginnie Mae
Schedule of Available-for-sale Securities
Number of securities | Security	181	28
Amortized cost basis	$ 1,280,739	$ 112,983
Unrealized loss	$ 35,412	$ 3,111
Political Subdivisions
Schedule of Available-for-sale Securities
Number of securities | Security	28	0
Amortized cost basis	$ 72,820	$ 0
Unrealized loss	$ 1,180	$ 0
Other
Schedule of Available-for-sale Securities
Number of securities | Security	1	3
Amortized cost basis	$ 10,000	$ 3,903
Unrealized loss	$ 152	$ 53